STOCKHOLDERS' DEFICIT (Schedule of Assumptions) (Details) - Employee Options and Stock Appreciation Rights [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.58%	0.54%
Risk-free interest rate, maximum	1.90%	2.28%
Dividend yield
Expected volatility, minimum	99.01%	79.66%
Expected volatility, maximum	105.08%	99.31%
Estimated annual forfeitures
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	2 years	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years	10 years